UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VALUE FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2005



[LOGO OF USAA]
   USAA(R)

                             USAA VALUE Fund

                                                    [GRAPHIC OF USAA VALUE FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VALUE FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             COMMON STOCKS (95.5%)

             ADVERTISING (0.4%)
   22,700    Valassis Communications, Inc.*                                 $    800
                                                                            --------

             AEROSPACE & DEFENSE (2.1%)
   21,300    Boeing Co.                                                        1,268
   33,700    Goodrich Corp.                                                    1,358
   34,500    Honeywell International, Inc.                                     1,234
                                                                            --------
                                                                               3,860
                                                                            --------
             AIR FREIGHT & LOGISTICS (0.4%)
   22,000    Ryder System, Inc.                                                  812
                                                                            --------
             AIRLINES (0.2%)
   24,700    Continental Airlines, Inc. "B"* (a)                                 292
                                                                            --------
             ALUMINUM (0.3%)
   26,600    Century Aluminum Co.*                                               620
                                                                            --------
             APPAREL RETAIL (0.6%)
   28,400    Men's Wearhouse, Inc.*                                            1,172
                                                                            --------
             APPLICATION SOFTWARE (0.7%)
   73,500    Mentor Graphics Corp.*                                              657
   27,000    Reynolds & Reynolds Co. "A"                                         712
                                                                            --------
                                                                               1,369
                                                                            --------
             AUTO PARTS & EQUIPMENT (0.2%)
   11,300    Lear Corp.                                                          383
                                                                            --------
             AUTOMOBILE MANUFACTURERS (0.3%)
   21,800    Winnebago Industries, Inc.                                          635
                                                                            --------
             CASINOS & GAMING (0.2%)
   16,200    GTECH Holdings Corp.                                                396
                                                                            --------
             COMMODITY CHEMICALS (0.7%)
   50,000    Lyondell Chemical Co.                                             1,255
                                                                            --------
             COMMUNICATIONS EQUIPMENT (1.5%)
  172,400    Nokia Corp. ADR (Finland)                                         2,755
                                                                            --------
             CONSTRUCTION & ENGINEERING (0.3%)
   38,300    Insituform Technologies, Inc. "A"*                                  571
                                                                            --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   24,900    Terex Corp.*                                                        931
                                                                            --------

             CONSUMER FINANCE (2.8%)
  124,700    MBNA Corp.                                                        2,463
   58,500    SLM Corp.                                                         2,787
                                                                            --------
                                                                               5,250
                                                                            --------
             DEPARTMENT STORES (0.6%)
   29,400    May Department Stores Co.                                         1,031
                                                                            --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             DISTRIBUTORS (0.5%)
   20,400    Genuine Parts Co.                                              $    875
                                                                            --------
             DIVERSIFIED BANKS (2.8%)
   68,900    Bank of America Corp.                                             3,103
   35,600    Wells Fargo & Co.                                                 2,134
                                                                            --------
                                                                               5,237
                                                                            --------
             ELECTRIC UTILITIES (5.6%)
   53,500    American Electric Power Co., Inc.                                 1,884
   48,900    CenterPoint Energy, Inc.                                            579
   63,700    Entergy Corp.                                                     4,669
   22,200    FirstEnergy Corp.                                                   966
   33,300    Pinnacle West Capital Corp.                                       1,395
   54,100    XCEL Energy, Inc.                                                   930
                                                                            --------
                                                                              10,423
                                                                            --------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.9%)
  123,500    American Power Conversion Corp.                                   2,996
   39,500    Emerson Electric Co.                                              2,476
                                                                            --------
                                                                               5,472
                                                                            --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
   19,300    Littelfuse, Inc.*                                                   520
   36,300    Vishay Intertechnology, Inc.*                                       388
                                                                            --------
                                                                                 908
                                                                            --------
             ELECTRONIC MANUFACTURING SERVICES (0.3%)
   51,000    Plexus Corp.*                                                       618
                                                                            --------
             GENERAL MERCHANDISE STORES (2.0%)
  148,500    Dollar General Corp.                                              3,022
   28,000    Family Dollar Stores, Inc.                                          755
                                                                            --------
                                                                               3,777
                                                                            --------
             HEALTH CARE EQUIPMENT (2.1%)
   75,500    Baxter International, Inc.                                        2,801
   19,900    Hillenbrand Industries, Inc.                                      1,099
                                                                            --------
                                                                               3,900
                                                                            --------
             HEALTH CARE FACILITIES (1.5%)
   74,100    Service Corp. International                                         522
   27,900    Triad Hospitals, Inc.*                                            1,430
   13,100    Universal Health Services, Inc. "B"                                 743
                                                                            --------
                                                                               2,695
                                                                            --------
             HEALTH CARE SUPPLIES (0.2%)
    9,800    Haemonetics Corp.*                                                  419
                                                                            --------
             HOTELS, RESORTS, & CRUISE LINES (2.2%)
   37,400    Carnival Corp.                                                    1,828
   15,100    Kerzner International Ltd. (Bahamas)*                               832
   33,700    Royal Caribbean Cruises Ltd.                                      1,416
                                                                            --------
                                                                               4,076
                                                                            --------
             HOUSEHOLD APPLIANCES (2.0%)
    9,400    Helen of Troy Ltd.*                                                 263
   80,900    Stanley Works                                                     3,481
                                                                            --------
                                                                               3,744
                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES (0.6%)
   33,700    Tyco International Ltd.                                        $  1,055
                                                                            --------
             INDUSTRIAL MACHINERY (2.3%)
   35,900    Flowserve Corp.*                                                    996
   16,700    Harsco Corp.                                                        896
   25,200    IDEX Corp.                                                          939
    8,600    ITT Industries, Inc.                                                778
   25,400    Kaydon Corp.                                                        697
                                                                            --------
                                                                               4,306
                                                                            --------
             INSURANCE BROKERS (0.6%)
   35,900    Willis Group Holdings Ltd. (Bermuda)                              1,201
                                                                            --------
             INTEGRATED OIL & GAS (9.3%)
   57,500    BP plc ADR (United Kingdom)                                       3,502
   40,800    ChevronTexaco Corp.                                               2,122
   42,000    ConocoPhillips                                                    4,404
   57,400    Marathon Oil Corp.                                                2,673
   67,500    Occidental Petroleum Corp.                                        4,657
                                                                            --------
                                                                              17,358
                                                                            --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   40,300    Verizon Communications, Inc.                                      1,443
                                                                            --------
             LEISURE PRODUCTS (2.3%)
   36,400    Brunswick Corp.                                                   1,529
  150,200    Mattel, Inc.                                                      2,711
                                                                            --------
                                                                               4,240
                                                                            --------
             MANAGED HEALTH CARE (3.5%)
   14,300    CIGNA Corp.                                                       1,315
   25,500    WellChoice, Inc.*                                                 1,433
   29,900    WellPoint, Inc.*                                                  3,820
                                                                            --------
                                                                               6,568
                                                                            --------
             MARINE (0.5%)
   24,400    Kirby Corp.*                                                        994
                                                                            --------
             MULTI-LINE INSURANCE (1.3%)
   33,100    Hartford Financial Services Group, Inc.                           2,395
                                                                            --------
             MULTI-UTILITIES & UNREGULATED POWER (1.3%)
   82,600    Duke Energy Corp.                                                 2,411
                                                                            --------
             OFFICE SERVICES & SUPPLIES (1.0%)
   31,000    Brady Corp. "A"                                                     919
   20,900    Pitney Bowes, Inc.                                                  935
                                                                            --------
                                                                               1,854
                                                                            --------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
   28,900    Tidewater, Inc.                                                     996
                                                                            --------

             OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   45,200    Chesapeake Energy Corp.                                             870
   14,400    Encana Corp. (Canada)                                               920

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
   20,700    Encore Acquisition Co.*                                        $    760
    9,700    Murphy Oil Corp.                                                    864
                                                                            --------
                                                                               3,414
                                                                            --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
   64,400    Citigroup, Inc.                                                   3,024
                                                                            --------
             PACKAGED FOODS & MEAT (2.5%)
   27,000    American Italian Pasta Co. "A"(a)                                   639
   58,000    ConAgra Foods, Inc.                                               1,551
   69,400    Dean Foods Co.*                                                   2,385
                                                                            --------
                                                                               4,575
                                                                            --------
             PAPER PACKAGING (0.3%)
   29,900    Chesapeake Corp.                                                    581
                                                                            --------
             PAPER PRODUCTS (0.5%)
   26,500    International Paper Co.                                             909
                                                                            --------
             PHARMACEUTICALS (5.0%)
   86,500    Bristol-Myers Squibb Co.                                          2,249
   94,700    Pfizer, Inc.                                                      2,573
  115,700    Schering-Plough Corp.                                             2,415
   41,800    Valeant Pharmaceuticals International                               867
   27,400    Wyeth                                                             1,231
                                                                            --------
                                                                               9,335
                                                                            --------
             PROPERTY & CASUALTY INSURANCE (4.1%)
   66,300    Allstate Corp.                                                    3,723
   17,900    Axis Capital Holdings Ltd. (Bermuda)                                476
   48,200    XL Capital Ltd. "A"                                               3,389
                                                                            --------
                                                                               7,588
                                                                            --------
             PUBLISHING (0.8%)
   18,200    Gannett Co., Inc.                                                 1,401
                                                                            --------
             RAILROADS (1.2%)
   46,000    Burlington Northern Santa Fe Corp.                                2,219
                                                                            --------
             REAL ESTATE INVESTMENT TRUSTS (1.4%)
   92,000    American Financial Realty Trust                                   1,410
   37,400    Equity Office Properties Trust                                    1,177
                                                                            --------
                                                                               2,587
                                                                            --------
             REGIONAL BANKS (1.9%)
   15,400    Bank of Hawaii Corp.                                                729
   15,900    Cullen/Frost Bankers, Inc.                                          689
   44,800    South Financial Group, Inc.                                       1,182
   37,300    TCF Financial Corp.                                                 944
                                                                            --------
                                                                               3,544
                                                                            --------
             RESTAURANTS (1.5%)
   63,900    Wendy's International, Inc.                                       2,743
                                                                            --------
             SPECIALTY CHEMICALS (0.5%)
  116,000    Polyone Corp.*                                                      896
                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VALUE FUND
APRIL 30, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             SPECIALTY STORES (2.3%)
   37,400    Advance Auto Parts, Inc.*                                      $  1,995
   19,000    Brookstone, Inc.*                                                   376
   12,200    Cost Plus, Inc.*                                                    283
   10,200    Linens 'n Things, Inc.*                                             238
   34,200    Weight Watchers International, Inc.*                              1,428
                                                                            --------
                                                                               4,320
                                                                            --------
             THRIFTS & MORTGAGE FINANCE (4.1%)
   33,700    MGIC Investment Corp.                                             1,988
   33,400    People's Bank                                                     1,387
   27,800    Radian Group, Inc.                                                1,235
   70,800    Washington Mutual, Inc.                                           2,926
                                                                            --------
                                                                               7,536
                                                                            --------
             TOBACCO (7.5%)
   59,500    Altria Group, Inc.                                                3,867
   60,000    Imperial Tobacco Group plc ADR (United Kingdom)                   3,481
   35,300    Loews Corp. - Carolina Group                                      1,112
   16,800    Reynolds American, Inc.                                           1,310
   90,400    UST, Inc.                                                         4,140
                                                                            --------
                                                                              13,910
                                                                            --------
             TRUCKING (0.1%)
   19,900    Covenant Transport, Inc. "A"*                                       267
                                                                            --------
             Total common stocks (cost: $162,281)                            177,946
                                                                            --------
             MONEY MARKET INSTRUMENTS (5.5%)

             MONEY MARKET FUNDS(b)
2,925,944    SSgA Money Market Fund, 2.48%                                     2,926
7,257,828    SSgA Prime Money Market Fund, 2.71%                               7,258
                                                                            --------
             Total money market instruments (cost: $10,184)                   10,184
                                                                            --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.5%)(f)

             MONEY MARKET FUNDS (0.1%)(b)
  128,437    AIM Short-Term Investment Co. Liquid
                Assets Portfolio, 2.80%                                          128
                                                                            --------
PRINCIPAL
   AMOUNT
    (000)
---------
             REPURCHASE AGREEMENTS (0.4%)(c)
     $750    CS First Boston LLC, 2.95%, acquired on 4/29/2005
                and due 5/02/2005 at $750 (collateralized by $785
                of Freddie Mac Discount Notes(d), 3.39%(e), due
                12/30/2005; market value $767)                                   750
                                                                            --------
             Total short-term investments purchased with cash
                collateral from securities loaned (cost: $878)                   878
                                                                            --------

             TOTAL INVESTMENTS (COST: $173,343)                             $189,008
                                                                            ========

6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VALUE FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA VALUE FUND
APRIL 30, 2005 (UNAUDITED)

               considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $19,839,000 and $4,174,000, respectively, resulting in net unrealized appreciation of $15,665,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $186,228,000 at April 30, 2005, and in, total, may not equal 100%. Investments in foreign securities were 7.1% of net assets at April 30, 2005.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of April 30, 2005. The aggregate fair market value of these securities as of April 30, 2005, was approximately $840,000.

         (b) Rate represents the money market fund annualized seven-day yield at April 30, 2005.

         (c) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

          * Non-income-producing security for the 12 months preceding April 30, 2005.

8

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1900
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions
                              (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48493-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.